American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2021

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Australia — 1.7%
NEXTDC Ltd.(1)	28,414	244,345
Nickel Mines Ltd.	256,589	277,094
Seven Group Holdings Ltd.(2)	23,648	395,641
		917,080
Belgium — 0.8%
Melexis NV	3,487	411,423
Brazil — 1.7%
Locaweb Servicos de Internet SA	75,900	385,716
Pet Center Comercio e Participacoes SA	73,783	273,319
Randon SA Implementos e Participacoes, Preference Shares	89,200	207,553
		866,588
Canada — 5.3%
BRP, Inc.	3,725	269,145
Capstone Mining Corp.(1)	258,233	785,291
Colliers International Group, Inc. (Toronto)	4,784	495,768
ECN Capital Corp.	90,573	568,661
Innergex Renewable Energy, Inc.	6,705	126,871
Jamieson Wellness, Inc.	604	16,422
TFI International, Inc.	7,583	529,666
		2,791,824
China — 1.6%
China Yongda Automobiles Services Holdings Ltd.	364,000	532,938
Minth Group Ltd.	72,000	315,867
		848,805
Denmark — 0.5%
Pandora A/S	2,794	270,897
Finland — 1.7%
Huhtamaki Oyj	5,346	240,426
Metso Outotec Oyj	56,731	636,898
		877,324
France — 0.9%
SOITEC(1)	2,284	481,203
Germany — 1.7%
flatexDEGIRO AG(1)	4,999	525,802
Hypoport SE(1)	544	381,848
		907,650
Israel — 2.5%
Kornit Digital Ltd.(1)	6,637	750,844
Nova Measuring Instruments Ltd.(1)	7,045	591,780
		1,342,624
Japan — 5.0%
Anritsu Corp.	10,000	214,017
Asics Corp.	10,300	170,288
ASKUL Corp.	5,000	165,332
CKD Corp.	10,600	230,576
en-japan, Inc.	8,400	253,980
Japan Steel Works Ltd. (The)	8,500	221,622
Nextage Co. Ltd.	19,900	321,828

Nippon Gas Co. Ltd.	7,800	360,348
Open House Co. Ltd.	6,100	234,746
Zeon Corp.	33,500	494,606
		2,667,343
Netherlands — 1.9%
ASM International NV	952	256,691
Basic-Fit NV(1)	8,644	366,586
Corbion NV	6,962	394,904
		1,018,181
Norway — 0.6%
Bakkafrost P/F(1)	4,629	329,647
South Korea — 0.7%
SK Materials Co. Ltd.	1,415	385,330
Sweden — 5.2%
BHG Group AB(1)	13,785	213,513
Lifco AB, B Shares	3,811	362,196
Lindab International AB	9,302	202,805
Nordic Entertainment Group AB, B Shares(1)	6,791	308,658
Samhallsbyggnadsbolaget i Norden AB	80,606	251,942
Sinch AB(1)	2,472	461,592
Stillfront Group AB(1)	33,131	362,196
Trelleborg AB, B Shares(1)	24,001	610,637
		2,773,539
Switzerland — 0.4%
SIG Combibloc Group AG(1)	9,676	214,597
Taiwan — 2.2%
Accton Technology Corp.	27,000	254,394
Airtac International Group	14,000	488,760
Alchip Technologies Ltd.	13,000	415,357
		1,158,511
United Kingdom — 6.2%
boohoo Group plc(1)	51,875	243,440
Dr. Martens plc(1)	65,764	452,065
Electrocomponents plc	45,418	613,612
Fevertree Drinks plc	7,953	252,222
Howden Joinery Group plc(1)	38,198	369,597
IWG plc(1)	53,021	265,122
Pets at Home Group plc	46,916	257,718
S4 Capital plc(1)	33,317	205,856
Weir Group plc (The)(1)	22,537	621,520
		3,281,152
United States — 56.0%
Allegro MicroSystems, Inc.(1)	12,752	333,337
American Eagle Outfitters, Inc.	16,353	420,272
AMN Healthcare Services, Inc.(1)	3,538	257,814
ArcBest Corp.	7,163	422,545
Arko Corp.(1)	15,175	140,672
Axogen, Inc.(1)	18,592	410,883
Bloomin' Brands, Inc.(1)	17,447	433,383
Brinker International, Inc.	5,954	408,385
BRP Group, Inc., Class A(1)	8,010	212,505
Brunswick Corp.	5,771	509,983
Builders FirstSource, Inc.(1)	9,768	422,613
Callaway Golf Co.	22,149	619,065
Cannae Holdings, Inc.(1)	7,548	281,918

Capri Holdings Ltd.(1)	14,347	669,575
Chegg, Inc.(1)	3,835	370,193
Clean Harbors, Inc.(1)	4,664	397,140
Crocs, Inc.(1)	5,678	435,616
Deckers Outdoor Corp.(1)	1,214	395,898
Driven Brands Holdings, Inc.(1)	9,254	263,739
elf Beauty, Inc.(1)	18,951	486,093
Encompass Health Corp.	2,939	236,413
Essent Group Ltd.	1,344	55,413
Evoqua Water Technologies Corp.(1)	10,580	259,739
Five9, Inc.(1)	1,660	307,498
Fox Factory Holding Corp.(1)	3,535	449,475
Global Medical REIT, Inc.	35,447	477,471
Goosehead Insurance, Inc., Class A	2,927	379,164
H.B. Fuller Co.	7,653	429,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,559	481,273
Health Catalyst, Inc.(1)	2,792	135,384
Huntsman Corp.	17,957	490,226
I3 Verticals, Inc., Class A(1)	8,450	280,540
Jabil, Inc.	10,240	442,061
JetBlue Airways Corp.(1)	29,270	539,446
Kinsale Capital Group, Inc.	2,424	426,769
Korn Ferry	4,750	292,363
Lattice Semiconductor Corp.(1)	6,511	313,309
Lovesac Co. (The)(1)	4,648	268,143
MACOM Technology Solutions Holdings, Inc.(1)	7,343	472,522
Manhattan Associates, Inc.(1)	2,111	259,547
Masonite International Corp.(1)	4,089	448,645
MGP Ingredients, Inc.	3,952	252,454
Natera, Inc.(1)	4,382	508,706
nCino, Inc.(1)	4,178	285,692
NeoGenomics, Inc.(1)	8,651	440,941
Onto Innovation, Inc.(1)	4,935	308,240
Open Lending Corp., Class A(1)	14,776	565,034
Option Care Health, Inc.(1)	18,637	357,644
Ortho Clinical Diagnostics Holdings plc(1)	20,099	347,713
Pennant Group, Inc. (The)(1)	3,911	206,423
Planet Fitness, Inc., Class A(1)	4,795	412,802
Power Integrations, Inc.	4,015	354,806
QuinStreet, Inc.(1)	25,032	598,015
R1 RCM, Inc.(1)	26,602	735,279
RadNet, Inc.(1)	20,214	372,746
Redfin Corp.(1)	5,696	431,415
Repay Holdings Corp.(1)	11,919	259,834
RH(1)	783	383,960
Ryman Hospitality Properties, Inc.	6,860	530,209
SailPoint Technologies Holdings, Inc.(1)	5,612	316,405
SeaSpine Holdings Corp.(1)	13,970	264,312
Semtech Corp.(1)	6,429	471,310
Sensata Technologies Holding plc(1)	6,484	371,468
SI-BONE, Inc.(1)	8,288	260,160
Silk Road Medical, Inc.(1)	4,896	268,154
SiTime Corp.(1)	2,174	211,813
Skyline Champion Corp.(1)	10,661	471,749
SP Plus Corp.(1)	13,973	463,205

Spirit AeroSystems Holdings, Inc., Class A	8,230	352,491
Sprout Social, Inc., Class A(1)	2,341	159,118
Summit Materials, Inc., Class A(1)	11,783	326,507
Tandem Diabetes Care, Inc.(1)	2,787	267,524
TCF Financial Corp.	16,744	750,466
Travel + Leisure Co.	9,153	553,116
Veeco Instruments, Inc.(1)	12,738	273,867
Wintrust Financial Corp.	10,724	789,930
Wyndham Hotels & Resorts, Inc.	6,371	415,899
		29,675,541
TOTAL COMMON STOCKS (Cost $34,654,112)		51,219,259
EXCHANGE-TRADED FUNDS — 3.4%
iShares MSCI EAFE ETF	3,629	268,582
Schwab International Small-Cap Equity ETF	15,825	608,788
Schwab US Small-Cap ETF(2)	9,270	912,168
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,806,799)		1,789,538
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $219,492)	219,492	219,492
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $36,680,403)		53,228,289
OTHER ASSETS AND LIABILITIES — (0.4)%		(203,317)
TOTAL NET ASSETS — 100.0%		$53,024,972

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.6%
Industrials	20.1%
Information Technology	16.6%
Financials	10.2%
Health Care	9.7%
Materials	7.5%
Real Estate	4.6%
Communication Services	2.8%
Consumer Staples	2.5%
Utilities	1.0%
Exchange-Traded Funds	3.4%
Cash and Equivalents*	—
*Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $602,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $638,782, which includes securities collateral of $419,290.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	917,080	—
Belgium	—	411,423	—
Brazil	—	866,588	—
Canada	—	2,791,824	—
China	—	848,805	—
Denmark	—	270,897	—
Finland	—	877,324	—
France	—	481,203	—
Germany	—	907,650	—
Japan	—	2,667,343	—
Netherlands	—	1,018,181	—
Norway	—	329,647	—
South Korea	—	385,330	—
Sweden	—	2,773,539	—
Switzerland	—	214,597	—
Taiwan	—	1,158,511	—
United Kingdom	—	3,281,152	—
Other Countries	31,018,165	—	—
Exchange-Traded Funds	1,789,538	—	—
Temporary Cash Investments - Securities Lending Collateral	219,492	—	—
	33,027,195	20,201,094	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.